Share capital - Capital increases (Details) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2023 EUR (€) shares € / shares	Dec. 31, 2022 EUR (€) shares € / shares	Dec. 31, 2021 EUR (€) shares € / shares	Dec. 31, 2020 EUR (€)
Disclosure of classes of share capital [line items]
Balance at beginning of year, shares | shares	65,835,511	65,552,721	65,411,767
Share capital	€ 293,937	€ 293,604
Share premium	2,736,994	2,735,557
Exercise of warrant/ subscription rights	€ 1,770	€ 6,695	€ 3,314
Average exercise price warrants | € / shares	€ 28.75	€ 23.68	€ 23.51
Balance at end of year, shares | shares	65,897,071	65,835,511	65,552,721
Par value of shares | € / shares	€ 5.41
Ordinary Shares
Disclosure of classes of share capital [line items]
Par value of shares | € / shares	€ 5.41
Share capital.
Disclosure of classes of share capital [line items]
Share capital	€ 293,937	€ 293,604	€ 292,075	€ 291,312
Exercise of warrant/ subscription rights	333	1,530	763
Share premium account
Disclosure of classes of share capital [line items]
Share premium	2,736,994	2,735,557	2,730,391	2,727,840
Exercise of warrant/ subscription rights	1,437	5,166	2,551
Share capital and share premium
Disclosure of classes of share capital [line items]
Balance at beginning of year, amount	3,029,162	3,022,467
Share capital and share premium				€ 3,019,153
Balance at end of year, amount	€ 3,030,932	€ 3,029,162	€ 3,022,467
December 3, 2021 : exercise of subscription rights
Disclosure of classes of share capital [line items]
Exercise of warrants, shares | shares			22,600
Average exercise price warrants | € / shares			€ 25.61
Closing share price on date of capital increase | € / shares			€ 41.72
December 3, 2021 : exercise of subscription rights | Share capital.
Disclosure of classes of share capital [line items]
Exercise of warrant/ subscription rights			€ 123
December 3, 2021 : exercise of subscription rights | Share premium account
Disclosure of classes of share capital [line items]
Exercise of warrant/ subscription rights			456
December 3, 2021 : exercise of subscription rights | Share capital and share premium
Disclosure of classes of share capital [line items]
Exercise of warrant/ subscription rights			€ 579
March 19, 2021 : exercise of subscription rights
Disclosure of classes of share capital [line items]
Exercise of warrants, shares | shares			99,814
Average exercise price warrants | € / shares			€ 22.62
Closing share price on date of capital increase | € / shares			€ 68.48
March 19, 2021 : exercise of subscription rights | Share capital.
Disclosure of classes of share capital [line items]
Exercise of warrant/ subscription rights			€ 540
March 19, 2021 : exercise of subscription rights | Share premium account
Disclosure of classes of share capital [line items]
Exercise of warrant/ subscription rights			1,718
March 19, 2021 : exercise of subscription rights | Share capital and share premium
Disclosure of classes of share capital [line items]
Exercise of warrant/ subscription rights			€ 2,258
June 7, 2021 : exercise of subscription rights
Disclosure of classes of share capital [line items]
Exercise of warrants, shares | shares			10,940
Average exercise price warrants | € / shares			€ 29.73
Closing share price on date of capital increase | € / shares			€ 61.78
June 7, 2021 : exercise of subscription rights | Share capital.
Disclosure of classes of share capital [line items]
Exercise of warrant/ subscription rights			€ 59
June 7, 2021 : exercise of subscription rights | Share premium account
Disclosure of classes of share capital [line items]
Exercise of warrant/ subscription rights			266
June 7, 2021 : exercise of subscription rights | Share capital and share premium
Disclosure of classes of share capital [line items]
Exercise of warrant/ subscription rights			€ 325
September 20, 2021 : exercise of subscription rights
Disclosure of classes of share capital [line items]
Exercise of warrants, shares | shares			7,600
Average exercise price warrants | € / shares			€ 19.97
Closing share price on date of capital increase | € / shares			€ 46.93
September 20, 2021 : exercise of subscription rights | Share capital.
Disclosure of classes of share capital [line items]
Exercise of warrant/ subscription rights			€ 41
September 20, 2021 : exercise of subscription rights | Share premium account
Disclosure of classes of share capital [line items]
Exercise of warrant/ subscription rights			111
September 20, 2021 : exercise of subscription rights | Share capital and share premium
Disclosure of classes of share capital [line items]
Exercise of warrant/ subscription rights			€ 152
March 18, 2022 : exercise of subscription rights
Disclosure of classes of share capital [line items]
Exercise of warrants, shares | shares		95,500
Average exercise price warrants | € / shares		€ 22.61
Closing share price on date of capital increase | € / shares		€ 57.38
March 18, 2022 : exercise of subscription rights | Share capital.
Disclosure of classes of share capital [line items]
Exercise of warrant/ subscription rights		€ 517
March 18, 2022 : exercise of subscription rights | Share premium account
Disclosure of classes of share capital [line items]
Exercise of warrant/ subscription rights		1,643
March 18, 2022 : exercise of subscription rights | Share capital and share premium
Disclosure of classes of share capital [line items]
Exercise of warrant/ subscription rights		€ 2,160
June 20, 2022 : exercise of subscription rights
Disclosure of classes of share capital [line items]
Exercise of warrants, shares | shares		80,290
Average exercise price warrants | € / shares		€ 18.18
Closing share price on date of capital increase | € / shares		€ 53.52
June 20, 2022 : exercise of subscription rights | Share capital.
Disclosure of classes of share capital [line items]
Exercise of warrant/ subscription rights		€ 434
June 20, 2022 : exercise of subscription rights | Share premium account
Disclosure of classes of share capital [line items]
Exercise of warrant/ subscription rights		1,025
June 20, 2022 : exercise of subscription rights | Share capital and share premium
Disclosure of classes of share capital [line items]
Exercise of warrant/ subscription rights		€ 1,460
September 27, 2022 : exercise of subscription rights
Disclosure of classes of share capital [line items]
Exercise of warrants, shares | shares		107,000
Average exercise price warrants | € / shares		€ 28.75
Closing share price on date of capital increase | € / shares		€ 44.49
September 27, 2022 : exercise of subscription rights | Share capital.
Disclosure of classes of share capital [line items]
Exercise of warrant/ subscription rights		€ 579
September 27, 2022 : exercise of subscription rights | Share premium account
Disclosure of classes of share capital [line items]
Exercise of warrant/ subscription rights		2,497
September 27, 2022 : exercise of subscription rights | Share capital and share premium
Disclosure of classes of share capital [line items]
Exercise of warrant/ subscription rights		€ 3,076
March 20, 2023 : exercise of subscription rights
Disclosure of classes of share capital [line items]
Exercise of warrants, shares | shares	61,560
Average exercise price warrants | € / shares	€ 28.75
Closing share price on date of capital increase | € / shares	€ 35.47
March 20, 2023 : exercise of subscription rights | Share capital.
Disclosure of classes of share capital [line items]
Exercise of warrant/ subscription rights	€ 333
March 20, 2023 : exercise of subscription rights | Share premium account
Disclosure of classes of share capital [line items]
Exercise of warrant/ subscription rights	1,437
March 20, 2023 : exercise of subscription rights | Share capital and share premium
Disclosure of classes of share capital [line items]
Exercise of warrant/ subscription rights	€ 1,770